CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands		Total shareholders' (deficit) equity attributable to ordinary shareholders Series Pre-A Preferred Shares	Total shareholders' (deficit) equity attributable to ordinary shareholders Cumulative effect of adoption of new accounting standard	Total shareholders' (deficit) equity attributable to ordinary shareholders Adjusted balance	Total shareholders' (deficit) equity attributable to ordinary shareholders	Ordinary shares Series Pre-A Preferred Shares	Ordinary shares Adjusted balance		Ordinary shares		Additional paid-in capital Series Pre-A Preferred Shares	Additional paid-in capital Adjusted balance	Additional paid-in capital	Receivables from shareholders Adjusted balance	Receivables from shareholders	Accumulated other comprehensive income (loss) Adjusted balance	Accumulated other comprehensive income (loss)	Accumulated deficit Cumulative effect of adoption of new accounting standard	Accumulated deficit Adjusted balance	Accumulated deficit	Noncontrolling interests Adjusted balance	Noncontrolling interests	Series Pre-A Preferred Shares	Cumulative effect of adoption of new accounting standard	Adjusted balance	Total
Beginning balance at Dec. 31, 2020					$ 16,107								$ 25,877				$ 655			$ (10,425)						$ 16,107
Net loss					(110,531)															(110,531)						(110,531)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes					119												119									119
Foreign currency translation adjustment, net of nil income taxes					(843)												(843)									(843)
Total comprehensive loss					(111,255)												(724)			(110,531)						(111,255)
Issuance of ordinary shares					311,770				$ 22				417,958		$ (106,210)											311,770
Issuance of ordinary shares (in shares)									479,954,430
Shareholder contribution related to the issuance of exchangeable notes					3,391								3,391													3,391
Deemed distribution arising from reorganization under common control					(38,507)								(38,507)													(38,507)
Capital contribution from shareholders					15,695								15,695													15,695
Dividends paid to a shareholder					(1,880)															(1,880)						(1,880)
Ending balance at Dec. 31, 2021					195,321				$ 22				424,414		(106,210)		(69)			(122,836)						195,321
Ending balance (in shares) at Dec. 31, 2021									479,954,430
Net loss					(723,921)															(723,921)		$ (642)				(724,563)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes					(893)												(893)									(893)
Foreign currency translation adjustment, net of nil income taxes					18,669												18,669									18,669
Total comprehensive loss					(706,145)												17,776			(723,921)		(642)				(706,787)
Settlement of receivable from shareholders					79,763										79,763											79,763
Re-designation of ordinary shares to Series Pre-A Preferred Shares		$ (13,025)				$ (1)					$ (13,024)												$ (13,025)
Re-designation of ordinary shares to Series Pre-A Preferred Shares ( in shares)						(5,332,827)
Shareholder contribution related to the issuance of exchangeable notes					8,135								8,135													8,135
Deemed distribution arising from reorganization under common control					(15,512)								(15,512)													(15,512)
Accretion of Redeemable Convertible Preferred Shares					(910)								(910)													(910)
Contribution from a non-controlling shareholder																						149				149
Liquidation of a subsidiary																						(149)				(149)
Ending balance at Dec. 31, 2022			$ (15)	$ (452,388)	(452,373)		$ 21		$ 21			$ 403,103	403,103	$ (26,447)	(26,447)	$ 17,707	17,707	$ (15)	$ (846,772)	(846,757)	$ (642)	(642)		$ (15)	$ (453,030)	$ (453,015)
Ending balance (in shares) at Dec. 31, 2022							474,621,603	[1]	474,621,603	[1]																474,621,603
Net loss					(347,163)															(347,163)		(5,779)				$ (352,942)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes					(1,559)												(1,559)									(1,559)
Foreign currency translation adjustment, net of nil income taxes					34,373												34,373					190				34,563
Total comprehensive loss					(314,349)												32,814			(347,163)		(5,589)				(319,938)
Settlement of receivable from shareholders					26,447										26,447											26,447
Deemed distribution arising from reorganization under common control					(31,672)								(31,672)													(31,672)
Accretion of Redeemable Convertible Preferred Shares					(258)								(258)													(258)
Ending balance at Jun. 30, 2023					(772,220)				$ 21				371,173				50,521			(1,193,935)		(6,231)				(778,451)
Ending balance (in shares) at Jun. 30, 2023	[1]								474,621,603
Beginning balance at Dec. 31, 2022			$ (15)	$ (452,388)	(452,373)		$ 21		$ 21			$ 403,103	403,103	$ (26,447)	(26,447)	$ 17,707	17,707	$ (15)	$ (846,772)	(846,757)	$ (642)	(642)		$ (15)	$ (453,030)	$ (453,015)
Beginning balance (in shares) at Dec. 31, 2022							474,621,603	[1]	474,621,603	[1]																474,621,603
Net loss					(742,001)															(742,001)		(8,254)				$ (750,255)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes					(8,650)												(8,650)									(8,650)
Foreign currency translation adjustment, net of nil income taxes					16,210												16,210									16,210
Total comprehensive loss					(734,441)												7,560			(742,001)		(8,254)				(742,695)
Settlement of receivable from shareholders					(26,447)										$ (26,447)											(26,447)
Shareholder contribution related to the issuance of exchangeable notes					(909)								(909)													(909)
Deemed distribution arising from reorganization under common control					(31,672)								(31,672)													(31,672)
Accretion of Redeemable Convertible Preferred Shares					(15,121)								(15,121)													(15,121)
Contribution from a non-controlling shareholder					968								968									3,492				4,460
Ending balance at Dec. 31, 2023					(1,205,298)				$ 21				358,187				25,267			(1,588,773)		(5,404)				$ (1,210,702)
Ending balance (in shares) at Dec. 31, 2023									474,621,603	[2]																474,621,603
Net loss					(459,319)															(459,319)		(933)				$ (460,252)
Fair value changes of mandatorily redeemable noncontrolling interest, exchangeable notes and convertible notes due to instrument-specific credit risk, net of nil income taxes					(401)												(401)									(401)
Foreign currency translation adjustment, net of nil income taxes					412												412									412
Total comprehensive loss					(459,308)												11			(459,319)		(933)				(460,241)
Re-designation of ordinary shares to Series Pre-A Preferred Shares					386,509				$ 1				386,508													$ 386,509
Re-designation of ordinary shares to Series Pre-A Preferred Shares ( in shares)									68,228,526	[2]																(68,228,526)
Accretion of Redeemable Convertible Preferred Shares					(2,979)								(2,979)													$ (2,979)
Ending balance at Jun. 30, 2024					$ (167,744)				$ 7				$ 1,855,063				$ 25,278			$ (2,048,092)		$ (6,337)				$ (174,081)
Ending balance (in shares) at Jun. 30, 2024									677,231,538	[2]																677,231,538

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.
[2]	Shares outstanding for all periods reflect the adjustment for Recapitalization.